The Merger Fund VL
SCHEDULE OF INVESTMENTS
September 30, 2021 (Unaudited)

	Shares		Value
LONG INVESTMENTS - 97.26%
COMMON STOCKS - 50.38%
AEROSPACE & DEFENSE - 1.30%
Aerojet Rocketdyne Holdings, Inc.	17,474		$760,993
APPLICATION SOFTWARE - 0.56%
Five9, Inc. (a)	2,041		326,029
BIOTECHNOLOGY - 0.94%
Acceleron Pharma, Inc. (a)	1,334		229,581
Molecular Partners AG - ADR (a)	150		2,959
Trillium Therapeutics, Inc. - ADR (a)	18,092		317,696
			550,236
CAPITAL MARKETS - 0.01%
MarketWise, Inc. (a)	565		4,667
CHEMICALS - 1.20%
Atotech Ltd. - ADR (a)	17,854		431,174
Ferro Corporation (a)	13,354		271,621
			702,795
COMMERCIAL SERVICES- FINANCE - 0.01%
Moneylion, Inc. (a)	527		3,568
COMMERICAL BANKS - 0.13%
Flagstar Bancorp, Inc.	1,466		74,444
CONSTRUCTION MATERIALS - 0.46%
Forterra, Inc. (a)	11,406		268,725
DIVERSIFIED METALS & MINING - 1.98%
BHP Group plc - ADR	22,800		1,155,732
ELECTRIC UTILITIES - 1.19%
PNM Resources, Inc.	14,029		694,155
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.45%
Coherent, Inc. (a)	10,399		2,600,686
ENTERTAINMENT - 0.57%
MGM Holdings, Inc. (a)(g)	1,792		240,128
Sciplay Corporation (a)	4,387		90,767
			330,895
FOOD PRODUCTS - 1.56%
Sanderson Farms, Inc.	4,850		912,770
HEALTH CARE EQUIPMENT & SUPPLIES - 1.69%
Hill-Rom Holdings, Inc.	6,170		925,500
Intersect ENT, Inc. (a)	2,295		62,424
			987,924
HEALTH CARE PROVIDERS & SERVICES - 0.03%
ATI Physical Therapy, Inc. (a)	4,111		15,622
HEALTH CARE TECHNOLOGY - 1.27%
Change Healthcare, Inc. (a)	23,341		488,761
Convey Holding Parent, Inc. (a)	200		1,680
Inovalon Holdings, Inc. (a)	6,246		251,651
			742,092
HUMAN RESOURCES & EMPLOYMENT SERVICES - 0.64%
51job, Inc. - ADR (a)	5,403		375,671
INTERNET & DIRECT MARKETING RETAIL - 1.04%
Stamps.com, Inc. (a)	1,847		609,122
IT SERVICES - 0.06%
Afterpay Ltd. - ADR (a)	429		37,636
LIFE & HEALTH INSURANCE - 2.40%
Athene Holding Ltd. - ADR (a)	20,341		1,400,885
LIFE SCIENCES TOOLS & SERVICES - 3.61%
PPD, Inc. (a)(e)	45,007		2,105,878
MACHINERY - 0.83%
Welbilt, Inc. (a)	20,750		482,230
MULTI-LINE INSURANCE - 0.59%
The Hartford Financial Services Group, Inc. (j)	4,881		342,890
NON-HAZARDOUS WASTE DISPOSAL - 0.24%
Covanta Holding Corporation	7,094		142,731
OIL, GAS & CONSUMABLE FUELS - 0.01%
Cimarex Energy Company	57		4,970
PAPER & FOREST PRODUCTS - 0.67%
Domtar Corporation (a)	7,210		393,233
PHARMACEUTICALS - 0.14%
Tilray, Inc. (a)	1,251		14,120
TPCO Holding Corporation - ADR (a)	20,481		65,334
			79,454
RAILROADS - 4.14%
Kansas City Southern	8,930		2,416,815
REGIONAL BANKS - 0.77%
Cadence BanCorporation (a)	20,354		446,974
REITs - 0.18%
Columbia Property Trust, Inc.	5,647		107,406
RESEARCH & CONSULTING SERVICES - 5.56%
IHS Markit Ltd. - ADR (e)	27,868		3,249,966
RETAIL-AUTOMOBILE - 0.13%
Cazoo Group Ltd. - ADR (a)	9,385		72,921
SEMICONDUCTORS - 4.69%
Advanced Micro Devices, Inc. (a)	1,007		103,620
Magnachip Semiconductor Corporation (a)	7,677		136,344
Xilinx, Inc. (e)	16,565		2,501,149
			2,741,113
SOFTWARE - 6.87%
Cloudera, Inc. (a)	63,929		1,020,946
Medallia, Inc. (a)	8,528		288,843
Nuance Communications, Inc. (a)	49,110		2,703,015
Zeta Global Holdings Corporation (a)	100		586
			4,013,390
SPECIALTY STORES - 0.46%
Sportsman's Warehouse Holdings, Inc. (a)(j)	15,402		271,075
TOTAL COMMON STOCKS (Cost $28,709,503)			29,425,693

	Shares/Units
SPECIAL PURPOSE ACQUISITION COMPANIES - 13.17% (a)
26 Capital Acquisition Corporation	1,800		18,108
890 5th Avenue Partners, Inc. Class A	4,998		49,530
Accelerate Acquisition Corporation Class A	9,000		87,570
ACE Convergence Acquisition Corporation Class A - ADR	17,419		172,622
Altimar Acquisition Corporation III - ADR (f)	2,313		23,014
Altimeter Growth Corporation 2 Class A - ADR	5,893		58,282
Anzu Special Acquisition Corporation I	200		1,980
Apollo Strategic Growth Capital Class A - ADR	14,346		140,017
Archimedes Tech SPAC Partners Company	187		1,861
Ares Acquisition Corporation - ADR	1,950		19,305
Arrowroot Acquisition Corporation Class A	7,864		76,281
Artemis Strategic Investments Corporation	4,015		40,270
Atlas Crest Investment Corporation II	1,450		14,485
Austerlitz Acquisition Corporation I - ADR	756		7,764
Austerlitz Acquisition Corporation I Class A - ADR	10,772		107,074
Austerlitz Acquisition Corporation II - ADR	900		8,865
Authentic Equity Acquisition Corporation - ADR	400		4,012
Avanti Acquisition Corporation Class A - ADR	8,716		85,330
BlueRiver Acquisition Corporation - ADR	150		1,492
Bright Lights Acquisition Corporation Class A	386		3,760
Build Acquisition Corporation	1,053		10,530
Burgundy Technology Acquisition Corporation - ADR	857		8,759
Burgundy Technology Acquisition Corporation Class A - ADR	14,707		146,335
Capstar Special Purpose Acquisition Corporation Class A	5,895		58,478
CC Neuberger Principal Holdings II Class A - ADR	9,734		95,588
CC Neuberger Principal Holdings III - ADR	1,500		14,925
Cerberus Telecom Acquisition Corporation Class A - ADR (g)	5,345		53,343
CF Acquisition Corporation VI	900		8,865
CF Acquisition Corporation VIII	3,028		30,704
CHP Merger Corporation (f)	1,828		18,609
CHP Merger Corporation Class A	4,376		43,848
CIIG Capital Partners II, Inc.	4,645		46,822
Class Acceleration Corporation (f)	150		1,485
Climate Real Impact Solutions Acquisition Corporation II	68		677
Climate Real Impact Solutions Acquisition Corporation II Class A	89		870
CM Life Sciences III, Inc.	4,805		47,666
Cohn Robbins Holdings Corporation Class A - ADR	15,588		153,074
Colicity, Inc. Class A	5,272		52,298
Colonnade Acquisition Corporation II - ADR	1,000		9,700
Compute Health Acquisition Corporation	5,691		56,967
Conx Corporation Class A	8,816		86,397
Corner Growth Acquisition Corporation - ADR	2,686		26,833
COVA Acquisition Corporation - ADR	2,301		22,872
D & Z Media Acquisition Corporation (f)	2,350		23,312
Decarbonization Plus Acquisition Corporation II	500		5,160
Decarbonization Plus Acquisition Corporation III Class A	1,044		10,492
Deep Lake Capital Acquisition Corporation Class A - ADR	4,760		46,362
DFP Healthcare Acquisitions Corporation Class A	4,763		47,249
Dragoneer Growth Opportunities Corporation II Class A - ADR	7,915		78,754
E.Merge Technology Acquisition Corporation Class A	16,998		166,920
East Stone Acquisition Corporation - ADR	2,087		21,287
ECP Environmental Growth Opportunities Corporation Class A	10,151		100,292
EdtechX Holdings Acquisition Corporation II Class A	1,074		10,719
Elliott Opportunity Corporation II - ADR	1,118		11,314
Elliott Opportunity Corporation II Class A - ADR	5,998		58,421
Environmental Impact Acquisition Corporation Class A	3,175		31,401
Equity Distribution Acquisition Corporation Class A	24,951		245,019
ESM Acquisition Corporation - ADR	933		9,265
Eucrates Biomedical Acquisition Corporation - ADR	13		127
FinServ Acquisition Corporation II	100		986
FinTech Acquisition Corporation VI	2,838		28,380
Fintech Evolution Acquisition Group - ADR	5,096		50,348
FirstMark Horizon Acquisition Corporation (f)	4,182		42,447
Foresight Acquisition Corporation Class A	131		1,292
Fortress Capital Acquisition Corporation Class A - ADR	4,915		48,069
Frazier Lifesciences Acquisition Corporation - ADR (f)	1,900		18,734
FTAC Athena Acquisition Corporation Class A - ADR	4,128		40,785
FTAC Hera Acquisition Corporation - ADR	2,134		21,255
FTAC Parnassus Acquisition Corporation Class A	2,903		28,304
Fusion Acquisition Corporation II	3,000		29,160
G Squared Ascend I, Inc. - ADR	4,210		42,353
G Squared Ascend I, Inc. Class A - ADR	2,363		23,311
G Squared Ascend II, Inc. - ADR	2,391		24,030
GigCapital4, Inc.	5,962		58,785
Goal Acquisitions Corporation	8,032		78,071
Golden Falcon Acquisition Corporation Class A	4,958		48,340
Gores Holdings VIII, Inc.	68		668
Gores Technology Partners II, Inc. Class A	678		6,631
Gores Technology Partners, Inc. Class A	1,961		19,257
Graf Acquisition Corporation IV	3,041		30,045
GS Acquisition Holdings Corporation II Class A	10,001		102,210
Haymaker Acquisition Corporation III (f)	4,762		47,001
Healthcare Services Acquisition Corporation Class A	6,430		62,564
Hennessy Capital Investment Corporation V	100		1,016
Highland Transcend Partners Corporation I - ADR	50,169		524,266
Horizon Acquisition Corporation II Class A - ADR	2,594		25,421
Hudson Executive Investment Corporation II	200		1,988
Independence Holdings Corporation - ADR	1,500		14,955
InterPrivate II Acquisition Corporation (f)	897		8,862
InterPrivate III Financial Partners, Inc. Class A	895		8,865
InterPrivate IV InfraTech Partners, Inc.	231		2,279
Investindustrial Acquisition Corporation Class A - ADR	2,933		29,125
Isleworth Healthcare Acquisition Corporation	2,066		20,309
Jack Creek Investment Corporation - ADR	1,500		15,075
Jaws Hurricane Acquisition Corporation Class A (f)	700		6,804
Jaws Juggernaut Acquisition Corporation - ADR (f)	4,066		40,660
Jaws Mustang Acquisition Corporation - ADR	600		6,024
Jaws Mustang Acquisition Corporation Class A - ADR	4,067		39,694
Khosla Ventures Acquisition Company	1,672		16,503
Khosla Ventures Acquisition Company III Class A	5,273		51,675
Kismet Acquisition Three Corporation Class A - ADR	2,625		25,567
KKR Acquisition Holdings Corporation I	5,844		58,323
KL Acquisition Corporation Class A	12,891		125,945
KludeIn I Acquisition Corporation (f)	3,000		30,030
L Catterton Asia Acquisition Corporation Class A - ADR	963		9,370
Landcadia Holdings IV, Inc. Class A	5,988		58,323
Lerer Hippeau Acquisition Corporation Class A (f)	2,901		28,227
Lionheart Acquisition Corporation II Class A	5,904		58,538
Live Oak Crestview Climate Acquisition Corporation	5,937		58,242
Longview Acquisition Corporation II Class A	6,305		62,356
M3-Brigade Acquisition Corporation II Class A	4,818		47,746
Macondray Capital Acquisition Corporation I - ADR	2,600		25,948
Magnum Opus Acquisition Ltd. Class A - ADR	1,148		11,354
Marlin Technology Corporation Class A - ADR	9,417		91,910
Marquee Raine Acquisition Corporation Class A - ADR	790		7,892
Mason Industrial Technology, Inc.	2,774		27,601
Montes Archimedes Acquisition Corporation Class A (g)	2,900		28,942
Motive Capital Corporation Class A - ADR	13,200		130,680
The Music Acquisition Corporation	2,750		27,610
New Vista Acquisition Corporation Class A - ADR (f)	1,051		10,226
Newbury Street Acquisition Corporation (f)	838		8,254
NextGen Acquisition Corporation II Class A - ADR	2,865		28,392
Noble Rock Acquisition Corporation - ADR (f)	300		2,970
Northern Genesis Acquisition Corporation II	200		2,052
Northern Genesis Acquisition Corporation III Class A (f)	1,260		12,235
Novus Capital Corporation II	400		4,108
Pathfinder Acquisition Corporation Class A - ADR	5,310		52,463
Peridot Acquisition Corporation II - ADR	2,500		24,650
Peridot Acquisition Corporation II Class A - ADR	1,653		16,051
Pershing Square Tontine Holdings Ltd. Class A	1,863		36,701
Pioneer Merger Corporation Class A - ADR	10,362		102,895
Pivotal Investment Corporation III	852		8,418
Pontem Corporation Class A - ADR	6,744		65,484
Post Holdings Partnering Corporation Class A	5,767		55,594
Power & Digital Infrastructure Acquisition Corporation	100		1,078
Prime Impact Acquisition I - ADR (f)	57		564
Prime Impact Acquisition I Class A - ADR	6,492		63,751
Progress Acquisition Corporation	65		650
Property Solutions Acquisition Corporation II	1,847		18,174
Prospector Capital Corporation Class A - ADR	6,639		64,797
Queen's Gambit Growth Capital Class A - ADR	7,231		71,370
RedBall Acquisition Corporation Class A - ADR	4,809		47,321
Reinvent Technology Partners Class A - ADR	7,261		72,102
RMG Acquisition Corporation III Class A - ADR	5,980		58,185
Rocket Internet Growth Opportunities Corporation - ADR (f)	5,017		49,769
Ross Acquisition Corporation II - ADR	153		1,524
ScION Tech Growth II - ADR	1,250		12,425
Senior Connect Acquisition Corporation I Class A	4,566		44,610
Shelter Acquisition Corporation I	5,172		51,461
Shelter Acquisition Corporation I - Sponsor (d)(g)	718		–
Simon Property Group Acquisition Holdings, Inc.	5,267		52,407
Simon Property Group Acquisition Holdings, Inc. Class A	8,911		86,882
Soar Technology Acquisition Corporation - ADR	1,164		11,815
Social Capital Hedosophia Holdings Corporation VI Class A - ADR (j)	7,029		71,344
Spartan Acquisition Corporation III Class A	12,473		123,233
Sports Entertainment Acquisition Corporation Class A	1,084		12,043
Sports Entertainment Acquisition Corporation Class A	7,247		72,615
Supernova Partners Acquisition Company III Ltd. Class A - ADR (f)	7,465		72,410
Sustainable Development Acquisition I Corporation	300		3,027
Switchback Corporation II Class A - ADR	5,869		58,455
Tailwind Acquisition Corporation Class A	15,365		150,270
Thimble Point Acquisition Corporation Class A	300		2,982
Thunder Bridge Capital Partners III, Inc. Class A	5,475		53,436
Tishman Speyer Innovation Corporation II Class A	5,140		50,372
Tribe Capital Growth Corporation I	3,142		31,263
Twelve Seas Investment Company II	587		5,811
VectoIQ Acquisition Corporation II Class A (f)	6,710		65,154
Virgin Group Acquisition Corporation II Class A - ADR	11,130		108,072
Virtuoso Acquisition Corporation Class A	7,194		71,293
Vy Global Growth Class A - ADR	8,099		79,451
Warbug Pincus Capital Corporation I Class A - ADR	1,719		16,881
Yucaipa Acquisition Corporation Class A - ADR	12,336		121,880
Z-Work Acquisition Corporation Class A	1,798		17,513
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $7,740,225)			7,691,395

	Shares
CONTINGENT VALUE RIGHTS - 0.08% (a)(g)
Alder Biopharmaceuticals, Inc.	31,310		36,006
Ligand Pharmaceuticals	7,028		7,907
Media General, Inc. (e)	8,397		–
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)			43,913

RIGHTS - 0.01% (a)(g)
Bristol-Myers Squibb Company			7,813
TOTAL RIGHTS (Cost $0)			7,813

WARRANTS - 0.32% (a)
23andMe Holding Company Class A
Expiration: September 2025, Exercise Price: $11.50	3,599		6,622
890 5th Avenue Partners, Inc. Class A
Expiration: December 2027, Exercise Price: $11.50	1,666		2,066
Accelerate Acquisition Corporation Class A
Expiration: December 2027, Exercise Price: $11.50	3,000		2,820
ACE Convergence Acquisition Corporation Class A
Expiration: September 2027, Exercise Price: $11.50 (b)	9,310		5,446
Akazoo S.A.
Expiration: December 2024, Exercise Price: $11.50 (b)(d)(g)	2,642		–
Apollo Strategic Growth Capital Class A
Expiration: October 2027, Exercise Price: $11.50 (b)	4,782		3,897
Ardagh Metal Packaging S.A.
Expiration: December 2028, Exercise Price: $11.50 (b)	542		1,165
Arrowroot Acquisition Corporation Class A
Expiration: January 2026, Exercise Price: $11.50	3,932		2,241
Avanti Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	1,800		1,177
Berkshire Grey, Inc.
Expiration: December 2026, Exercise Price: $11.50	1,255		1,519
Cazoo Group Ltd.
Expiration: August 2026, Exercise Price: $11.50 (b)	5,415		8,068
CEC Brands LLC
Expiration: December 2025, Exercise Price: $21.88 (g)	2,163		6,489
CHP Merger Corporation Class A
Expiration: November 2024, Exercise Price: $11.50	545		300
Cohn Robbins Holdings Corporation Class A
Expiration: August 2025, Exercise Price: $11.50 (b)	3,302		2,988
Conx Corporation Class A
Expiration: October 2027, Exercise Price: $11.50	2,204		2,535
Deep Lake Capital Acquisition Corporation Class A
Expiration: December 2027, Exercise Price: $11.50 (b)	2,380		1,803
E.Merge Technology Acquisition Corporation Class A
Expiration: July 2025, Exercise Price: $11.50	5,666		3,961
Equity Distribution Acquisition Corporation Class A
Expiration: September 2025, Exercise Price: $11.50	8,317		7,494
Fortress Capital Acquisition Corporation Class A
Expiration: December 2027, Exercise Price: $11.50 (b)	983		865
FTAC Athena Acquisition Corporation Class A
Expiration: March 2026, Exercise Price: $11.50 (b)	916		1,191
GCM Grosvenor, Inc. Class A
Expiration: November 2025, Exercise Price: $11.50	2,381		4,762
GigCapital4, Inc.
Expiration: December 2028, Exercise Price: $11.50	619		650
Ginkgo Bioworks Holdings, Inc.
Expiration: December 2027, Exercise Price: $11.50	40		136
Goal Acquisitions Corporation
Expiration: January 2022, Exercise Price: $11.50	8,032		4,679
Golden Falcon Acquisition Corporation Class A
Expiration: November 2026, Exercise Price: $11.50	2,479		1,525
Healthcare Services Acquisition Corporation Class A
Expiration: December 2027, Exercise Price: $11.50	3,215		2,122
InterPrivate III Financial Partners, Inc.
Expiration: December 2027, Exercise Price: $11.50	179		229
Kensington Capital Acquisition Corporation II Class A
Expiration: December 2027, Exercise Price: $11.50	229		261
KL Acquisition Corporation Class A
Expiration: January 2028, Exercise Price: $11.50	4,297		3,094
Longview Acquisition Corporation II Class A
Expiration: May 2026, Exercise Price: $11.50	1,261		1,628
Marlin Technology Corporation Class A
Expiration: March 2026, Exercise Price: $11.50 (b)	3,139		2,511
Marquee Raine Acquisition Corporation
Expiration: December 2025, Exercise Price: $11.50 (b)	193		270
Moneylion, Inc.
Expiration: June 2027, Exercise Price: $11.50	11,485		11,140
Montes Archimedes Acquisition Corporation Class A
Expiration: December 2025, Exercise Price: $11.50	1,450		2,160
Motive Capital Corporation Class A
Expiration: December 2025, Exercise Price: $11.50 (b)	3,398		4,248
Origin Materials, Inc.
Expiration: July 2026, Exercise Price: $11.50	7,146		11,219
Pathfinder Acquisition Corporation Class A
Expiration: December 2027, Exercise Price: $11.50 (b)	1,062		1,009
Pioneer Merger Corporation Class A
Expiration: December 2027, Exercise Price: $11.50 (b)	3,454		3,799
Pontem Corporation Class A
Expiration: December 2027, Exercise Price: $11.50 (b)	2,248		1,614
Prospector Capital Corporation Class A
Expiration: January 2025, Exercise Price: $11.50 (b)	2,213		1,549
Quantum-SI, Inc.
Expiration: September 2027, Exercise Price: $11.50	7,060		14,332
Reinvent Technology Partners Class A
Expiration: December 2028, Exercise Price: $11.50 (b)	173		260
RMG Acquisition Corporation III Class A
Expiration: December 2027, Exercise Price: $11.50 (b)	1,196		1,088
Senior Connect Acquisition Corporation I Class A
Expiration: December 2027, Exercise Price: $11.50	2,283		1,621
Spartan Acquisition Corporation III Class A
Expiration: February 2026, Exercise Price: $11.50	2,306		2,537
Supernova Partners Acquisition Company III Ltd. Class A
Expiration: March 2027, Exercise Price: $11.50 (b)(f)	1,493		1,269
Talkspace, Inc.
Expiration: June 2025, Exercise Price: $11.50	17,327		13,342
Thimble Point Acquisition Corporation Class A
Expiration: February 2026, Exercise Price: $11.50	100		95
Thunder Bridge Capital Partners III, Inc. Class A
Expiration: February 2028, Exercise Price: $11.50	1,095		821
Tishman Speyer Innovation Corporation II Class A
Expiration: December 2027, Exercise Price: $11.50	1,028		864
VectoIQ Acquisition Corporation II Class A
Expiration: December 2027, Exercise Price: $11.50	1,342		1,047
VELO3D, Inc.
Expiration: December 2025, Exercise Price: $11.50	6,978		10,746
Virgin Group Acquisition Corporation II Class A
Expiration: March 2026, Exercise Price: $11.50 (b)	1,063		914
Virtuoso Acquisition Corporation Class A
Expiration: December 2027, Exercise Price: $11.50	3,597		4,119
Whole Earth Brands, Inc.
Expiration: June 2025, Exercise Price: $11.50	8,573		12,602
TOTAL WARRANTS (Cost $320,432)			186,909

	Principal Amount
BANK LOANS - 1.74%
Golden Nugget LLC
3.250% (1 Month U.S. LIBOR + 2.500%), 10/4/2023 (f)(i)	$171,027		170,126
RentPath LLC
8.000% (3 Month U.S. LIBOR + 4.750%), 12/17/2021 (f)(i)(k)	17,879		715
Syniverse Holdings, Inc.
6.000% (3 Month LIBOR USD + 5.000%), 3/09/2023 (f)(i)	583,000		582,551
Watts Guerra LLP
8.000%, 12/31/2022 (g)	264,000		264,000
TOTAL BANK LOANS (Cost $1,032,654)			1,017,392

CONVERTIBLE BONDS - 0.11% (f)
Nuance Communications, Inc.
1.000%, 12/15/2035	28,000		63,589
TOTAL CONVERTIBLE BONDS (Cost $60,041)			63,589

CORPORATE BONDS - 4.02% (f)
Cincinnati Bell, Inc.
7.000%, 7/15/2024 (h)	56,000		56,993
8.000%, 10/15/2025 (h)	181,000		188,638
Deutsche Wohen S.E.
0.325%, 7/26/2024 (b)	100,000		157,859
0.600%, 1/5/2026 (b)	500,000		749,450
Devon Energy Corporation
5.875%, 6/15/2028 (h)	135,000		148,807
Forterra Finance LLC / FRTA Finance Corporation
6.500%, 7/15/2025 (h)	250,000		267,500
Golden Nugget, Inc.
6.750%, 10/15/2024 (h)	172,000		172,224
GrubHub Holdings, Inc.
5.500%, 7/1/2027 (h)	132,000		136,950
Meredith Corporation
6.875%, 2/1/2026	222,000		229,215
Modulaire Global Finance plc
8.000%, 2/15/2023 (b)(h)	192,000		196,032
WeWork Companies, Inc.
7.875%, 5/1/2025 (h)	44,000		44,715
TOTAL CORPORATE BONDS (Cost $2,338,513)			2,348,383

	Contracts (100 shares per contract)	Notional Amount
PURCHASED PUT OPTIONS - 0.11% (a)
The Hartford Financial Services Group, Inc.
Expiration: December 2021, Exercise Price: $55.00	41	$288,025	1,230
iShares Expanded Tech-Software Sector ETF
Expiration: October 2021, Exercise Price: $400.00	2	79,828	1,636
SPDR S&P 500 ETF Trust
Expiration: October 2021, Exercise Price: $430.00	24	1,029,936	16,056
Expiration: October 2021, Exercise Price: $440.00	42	1,802,388	47,124
TOTAL PURCHASED OPTIONS (Cost $41,561)			66,046

	Shares
ESCROW NOTES - 2.23% (a)
Altaba, Inc. (f)	198,459		1,302,387
AMR Corporation (g)	7,668		728
TOTAL ESCROW NOTES (Cost $893,336)			1,303,115

SHORT-TERM INVESTMENTS - 25.09%
MONEY MARKET FUNDS - 25.09% (c)
Fidelity Institutional Government Portfolio, Institutional Share Class, 0.01%	2,851,000		2,851,000
First American Government Obligations Fund, Institutional Share Class, 0.03%	2,851,000		2,851,000
Goldman Sachs Financial Square Government Fund, FST Share Class, 0.03%	2,851,000		2,851,000
The Government & Agency Portfolio, Institutional Share Class, 0.03%	2,851,000		2,851,000
JPMorgan U.S. Government Money Market Fund, IM Share Class, 0.03%	2,851,000		2,851,000
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Share Class, 0.03%	397,995		397,995
TOTAL SHORT-TERM INVESTMENTS (Cost $14,652,995)			14,652,995
TOTAL LONG INVESTMENTS (Cost $55,789,260) - 97.26%			56,807,243

SHORT INVESTMENTS - (2.71)%
COMMON STOCKS - (2.55)%
COMMERCIAL BANKS & THRIFTS - (0.13)%
New York Community Bancorp, Inc.	(5,885)		(75,740)
ASSET MANAGEMENT & CUSTODY BANKS - (0.17)%
Apollo Global Management, Inc.	(1,659)		(102,178)
ELECTRONIC COMPONENTS - (0.07)%
II-VI, Inc.	(680)		(40,365)
HOTELS, RESTAURANTS & LEISURE - (0.16)%
Scientific Games Corporation	(1,096)		(91,045)
INTERNET SECURITY - (0.17)%
NortonLifeLock, Inc. (d)(g)	(3,856)		(98,386)
IT SERVICES - (0.24)%
Square, Inc.	(594)		(142,465)
METALS & MINING - (0.34)%
BHP Group Ltd. - ADR	(3,707)		(198,399)
OIL, GAS & CONSUMABLE FUELS - (0.01)%
Cabot Oil & Gas Corporation	(231)		(5,026)
RAILROADS - (0.28)%
Canadian Pacific Railway Ltd. - ADR	(2,508)		(163,195)
REGIONAL BANKS - (0.73)%
BancorpSouth Bank	(14,249)		(424,335)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (0.25)%
MKS Instruments, Inc.	(975)		(147,137)
SOFTWARE - (0.00)%
Zoom Video Communications, Inc.	(10)		(2,615)
TOTAL COMMON STOCKS (Proceeds $1,492,162)			(1,490,886)

	Principal Amount
CORPORATE BONDS - (0.16)%
Devon Energy Corporation
5.850%, 12/15/2025	$(81,000)		(93,722)
TOTAL CORPORATE BONDS (Proceeds $89,206)			(93,722)
TOTAL SHORT INVESTMENTS (Proceeds $1,581,368) - (2.71)%			(1,584,608)

TOTAL NET INVESTMENTS (Cost $54,207,892) - 94.55%			55,222,635
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.45%			3,179,795
TOTAL NET ASSETS - 100.00%			$58,402,430

ADR	- American Depository Receipt
ETF	- Exchange-Traded Fund
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
REITs	- Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2021.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (l) on the Schedule of Investments for more information.
(g)	Level 3 Security. Please see footnote (l) on the Schedule of Investments for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of September 30, 2021, these securities represent 2.08% of total net assets.

(i)	The coupon rate shown on variable rate securities represents the rate as of September 30, 2021.
(j)	This security is held in connection with a written option contract.
(k)	Default or other conditions exist and the security is not presently accruing income.
(l)	Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third  party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These securities are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. These securities are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what a Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. Notwithstanding the above, options that trade principally on a European exchange are typically valued at the “settlement price” as reported by the exchange on which the option principally trades. If the settlement price for a European exchange-traded option is unreliable or unavailable, the option will generally be valued at the last reported sale price. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. On the stipulated expiration date, expiring options will be priced at intrinsic value. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including Money Market Funds, are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments.

Forward currency contracts are valued at bid prices calculated using an “interpolation” methodology that incorporates foreign-exchange prices for standard forward-settlement periods. These securities are generally classified as Level 2.

In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Fund. The credit quality of the swap’s counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

The Fund may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE transaction typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will generally be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective. At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2021. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$29,185,565	$-	$240,128	$29,425,693
Special Purpose Acquisition Companies	7,098,343	510,767	82,285	7,691,395
Contingent Value Rights	-	-	43,913	43,913
Rights	-	-	7,813	7,813
Warrants	179,151	1,269	6,489	186,909
Bank Loans	-	753,392	264,000	1,017,392
Convertible Bonds	-	63,589	-	63,589
Corporate Bonds	-	2,348,383	-	2,348,383
Purchased Option Contracts	66,046	-	-	66,046
Escrow Notes	-	1,302,387	728	1,303,115
Short-Term Investments	14,652,995	-	-	14,652,995
Other Investments
Forward Currency Exchange Contracts**	-	161,026	-	161,026
Swap Contracts**	-	-	149,039	149,039
Total	$51,182,100	$5,140,813	$794,395	$57,117,308

Liabilities
Short Common Stocks*	$(1,392,500)	$-	$(98,386)	$(1,490,886)
Short Corporate Bonds	-	(93,722)	-	(93,722)
Other Investments
Unfunded Commitments***	-	-	(19,719)	(19,719)
Written Option Contracts	(50,169)	(703)	-	(50,872)
Swap Contracts**	-	(1,901,796)	-	(1,901,796)
Total	$(1,442,669)	$(1,996,221)	$(118,105)	$(3,556,995)

* Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
** Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.

*** The Fund had unfunded commitments to purchase Private Investment in Public Equity shares as of September 30, 2021 with a market value of $93,141. These are Level 3 securities and are fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At September 30, 2021, the value of these securities was $676,290 (see footnote above regarding Fund’s holdings of unfunded commitments). The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those  inputs as described in footnote (l) of the Schedule of Investments. The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks- long	Common Stocks- short	Special Purpose Acquisition Companies	Private Investments in Public Equity	Contingent Value Rights	Rights	Warrants		Bank Loans	Unfunded Commitments		Escrow Notes	Swaps	Total Investment
Balance as of December 31, 2020	$497,000	$-	$-	$684,045	$-	$-	$2,100	*	$264,000	$-		$-	$-	$1,447,145
Purchases on Investments	250,001	(103,214)	52,923	-	-	-	-		-	-	**	-	-	199,710
(Sales) of Investments	(536,651)	-	-	(511,625)	-	-	-		-	-		-	-	(1,048,276)
Realized (Gain) Loss	49,360	-	-	421,625	-	-	-		-	-		-	-	470,985
Transfers Into Level 3	-	-	28,942	-	43,913	7,813	-		-	-		728	-	81,396
(Transfer Out) of Level 3	-	-	-	-	-	-	-		-	-		-	-	-
Change in Unrealized Appreciation (Depreciation)	(19,582)	4,828	420	(594,045)	-	-	4,389		-	(19,719)		-	149,039	(474,670)
Balance as of September 30, 2021	$240,128	$(98,386)	$82,285	$-	$43,913	$7,813	$6,489	*	$264,000	$(19,71	)**	$728	$149,039	$676,290

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at September 30, 2021	$(19,719)	$4,828	$853	$-	$(7,380)	$27,472	$4,403		$-	$19,719	**	$77	$149,039	$179,292

*	CEC Brands LLC warrant received as a result of a corporate action.
**
The Fund had unfunded commitments to purchase Private Investment in Public Equity shares as of September 30, 2021 with a market value of $93,141. These are Level 3 securities and are fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

The realized and unrealized gains and losses from Level 3 transactions are included with the net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, respectively. The net change in unrealized depreciation on investments related to Level 3 securities held by the Fund at September 30, 2021 totals $(474,670).

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for restricted securities or material Level 3 investments as of September 30, 2021 for the Fund are as follows:

Description	Fair Value at September 30, 2021		Valuation Technique		Unobservable Input	Input Values (Ranges)
Special Purpose Acquisition Company	$-	*	Projected Final Exercise Price	**	Value of Final Exercise Price	$0.00-$0.01
Warrant	$-	*	Projected Final Exercise Price	**	Value of Final Exercise Price	$0.00-$0.01
Common Stock- short	$(98,386)		Recent Market Transaction		Foreign Market Value	$25.52
Unfunded Commitments	$22,860	***	Market Price less Discount		Liquidity Discount	$0.00-$0.01
Unfunded Commitments	$70,281	***	Market Price less Discount		Liquidity Discount	$0.00-$0.01
Swap contract	$43,859		Recent Market Transaction		Foreign Market Value	$26.76
Swap contract	$108,245		Recent Market Transaction		Foreign Market Value	$26.76
Swap contract	$(9,522)		Recent Market Transaction		Foreign Market Value	$87.73

*	Amount less than $0.50.
**	Based on the evaluation of the likelihood that the warrant is exercised, the security is being priced at zero.
***	The fair value amount above represents the unfunded commitment amount as of September 30, 2021.

The table above does not include certain Level 3 investments that are based on information provided by brokers. At September 30, 2021, the net value of these securities was $538,953. The inputs for these Level 3 investments are not readily available or cannot be reasonably estimated and are generally those inputs described herein.

(m)
Effective October 1, 2021, Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc., is the investment adviser to the Fund. The Adviser manages the Funds' investment programs and general operations of the Virtus Funds, including oversight of the Funds' subadvisers. Prior to October 1, 2021, Westchester Capital Management, LLC (“WCM”) served as the investment adviser to the Fund. Effective October 1, 2021, WCM will serve as subadviser to the Fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S Bank Global Fund Services.
\

The Merger Fund VL
SCHEDULE OF INVESTMENTS
Unfunded Commitments*
September 30, 2021 (Unaudited)
				Unrealized
		Unfunded		Appreciation
Issuer	Shares	Commitment Amount	Value	(Depreciation)
Live Oak Acquisition Corporation II	2,286	$22,860	$22,860	$-
Microvast Holdings, Inc.	9,000	90,000	70,281	(19,719)
TOTAL UNFUNDED COMMITMENTS		$112,860	$93,141	$(19,719)

* The Fund has unfunded commitments to purchase Private Investment in Public Equity shares as of September 30, 2021. These are Level 3 securities and are fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
Open Written Options
September 30, 2021 (Unaudited)

	Contracts (100 shares per contract)	Notional Amount	Value
WRITTEN CALL OPTIONS
The Hartford Financial Services Group, Inc.
Expiration: December 2021, Exercise Price: $65.00	(41)	$(288,025)	$(28,290)
Expiration: December 2021, Exercise Price: $70.00	(7)	(49,175)	(2,800)
NortonLifeLock, Inc.
Expiration: January 2022, Exercise Price: $32.00 (a)	(29)	(73,370)	(508)
Social Capital Hedosophia Holdings Corporation VI Class A
Expiration: October 2021, Exercise Price: $10.00	(12)	(12,180)	(228)
Expiration: November 2021, Exercise Price: $10.00	(59)	(59,885)	(1,475)
SPDR S&P 500 ETF Trust
Expiration: October 2021, Exercise Price: $450.00	(12)	(514,968)	(276)
Sportsman's Warehouse Holdings, Inc.
Expiration: January 2022, Exercise Price: $20.00 (a)	(13)	(22,880)	(195)
			(33,772)
WRITTEN PUT OPTIONS
SPDR S&P 500 ETF Trust
Expiration: October 2021, Exercise Price: $415.00	(57)	(2,446,098)	(17,100)
			(17,100)
TOTAL WRITTEN OPTIONS
(Premiums received $52,801)			$(50,872)

ETF – Exchange-Traded Fund
(a) Level 2 Security. Please see footnote (l) on the Schedule of Investments for more information.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
Forward Currency Exchange Contracts
September 30, 2021 (Unaudited)
								Unrealized
Settlement				USD Value at			USD Value at	Appreciation
Date	Counterparty	Currency to be Delivered		September 30, 2021	Currency to be Received		September 30, 2021	(Depreciation)*
12/30/2021	JPM	811,407	AUD	$586,913	593,150	USD	$593,150	$6,237
10/18/2021	JPM	130,334	EUR	151,026	158,014	USD	158,014	6,988
11/4/2021	JPM	347,592	EUR	402,909	411,308	USD	411,308	8,399
11/10/2021	JPM	777,200	EUR	900,996	915,613	USD	915,613	14,617
11/15/2021	GS	235,352	EUR	272,868	275,938	USD	275,938	3,070
11/15/2021	JPM	151,215	EUR	175,319	177,226	USD	177,226	1,907
11/26/2021	GS	790,107	EUR	916,259	959,418	USD	959,418	43,159
12/15/2021	GS	1,590,905	EUR	1,845,938	1,929,300	USD	1,929,300	83,362
12/15/2021	GS	1,883,679	USD	1,883,679	1,590,905	EUR	1,845,938	(37,741)
3/11/2022	JPM	10,724	GBP	14,450	14,855	USD	14,855	405
4/20/2022	GS	583,940	GBP	786,592	805,690	USD	805,690	19,098
4/20/2022	GS	46,615	USD	46,615	34,708	GBP	46,753	138
10/4/2021	JPM	86,033	GBP	115,921	117,743	USD	117,743	1,822
10/4/2021	JPM	118,351	USD	118,351	86,033	GBP	115,921	(2,430)
12/13/2021	GS	41,066	GBP	55,340	56,872	USD	56,872	1,532
10/8/2021	JPM	36,533	HKD	4,693	4,694	USD	4,694	1
10/8/2021	JPM	4,694	USD	4,694	36,533	HKD	4,693	(1)
10/20/2021	JPM	1,495,980	HKD	192,183	192,700	USD	192,700	517
10/20/2021	JPM	43,837	USD	43,837	340,990	HKD	43,806	(31)
10/28/2021	JPM	349,683	HKD	44,924	44,936	USD	44,936	12
1/12/2022	JPM	41,796,684	JPY	375,982	381,898	USD	381,898	5,916
10/27/2021	JPM	24,817,414	JPY	223,029	226,901	USD	226,901	3,872
10/27/2021	JPM	225,558	USD	225,558	24,817,414	JPY	223,029	(2,529)
12/23/2021	JPM	12,470,900	JPY	112,155	114,914	USD	114,914	2,759
12/23/2021	JPM	18,881	USD	18,881	2,093,500	JPY	18,828	(53)
				$9,519,112			$9,680,138	$161,026

AUD	- Australian Dollar
EUR	- Euro
GBP	- British Pound
GS	- Goldman, Sachs & Co.
HKD	- Hong Kong Dollar
JPM	- JPMorgan Chase & Co., Inc.
JPY	- Japanese Yen
USD	- U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

The Merger Fund VL
SCHEDULE OF INVESTMENTS
Open Swap Contracts*
September 30, 2021 (Unaudited)

Counterparty	Security	Termination Date	Pay/Receive on Financing Rate	Financing Rate	Payment Frequency	Shares	Notional Amount		Unrealized Appreciation (Depreciation)**
LONG TOTAL RETURN SWAP CONTRACTS
GS	Afterpay Ltd.(2)(3)	9/3/2022	Pay	0.500% + U.S. Federal Funds	Monthly	1,153	$ 109,671		$ (9,522)
GS	Avast plc	9/11/2022	Pay	0.500% + U.S. Federal Funds	Monthly	127,445	1,041,895		(68,121)
JPM	Beijing Capital Ltd. (3)	9/27/2022	Pay	0.550% + Overnight Banking Rate	Quarterly	124,887	44,239		680
BAML	Bristol-Myers Squibb Company (3)	3/2/2022	Pay	0.000%(1)	Monthly	5,135	–	(1)	5,777
BAML	Brookfield Property REIT, Inc., 6.25%, Series A	8/30/2022	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	701	17,525		(382)
BAML	Deutsche Wohen S.E.	8/21/2022	Pay	0.500% + 1 Month U.S. LIBOR	Monthly	7,439	453,461		1,319
GS	GrandVision N.V.	3/8/2022	Pay	0.500% + U.S. Federal Funds	Monthly	12,414	376,854		30,812
JPM	Hitachi Metals Ltd.	6/24/2022	Pay	0.550% + Overnight Banking Rate	Quarterly	19,164	372,203		(2,222)
GS	Meggit plc	9/10/2022	Pay	0.690% + U.S. Federal Funds	Monthly	68,654	738,373		(61,198)
GS	Siltronic AG- Tender Line	4/2/2022	Pay	0.500% + U.S. Federal Funds	Monthly	5,111	65,120		(3,070)
GS	Siltronic AG	5/7/2022	Pay	0.500% + U.S. Federal Funds	Monthly	393	860,905		(55,085)
JPM	Soho China Ltd.	7/17/2022	Pay	0.550% + Overnight Banking Rate	Quarterly	230,998	135,805		(74,742)
JPM	Spark Infrastructure Group	9/24/2022	Pay	0.550% + Overnight Banking Rate	Quarterly	281,006	580,053		(12,609)
JPM	Suez Environment S.A.	11/9/2021	Pay	0.550% + Overnight Banking Rate	Quarterly	7,717	145,880		29,962
JPM	Toshiba Corporation	5/16/2022	Pay	0.550% + Overnight Banking Rate	Quarterly	1,958	84,327		(1,912)
JPM	Ultra Electronics Holdings plc	9/16/2022	Pay	0.450% + Overnight Banking Rate	Quarterly	305	14,143		(877)
GS	Willis Towers Watson plc	10/23/2022	Pay	0.500% + U.S. Federal Funds	Monthly	13,581	3,168,292		(11,422)
GS	WM Morrison Supermarkets plc	10/14/2022	Pay	0.500% + U.S. Federal Funds	Monthly	14,409	58,301		(1,227)
BAML	Xilinx, Inc.	2/11/2022	Pay	0.750% + 1 Month U.S. LIBOR	Monthly	174	26,229		37

SHORT TOTAL RETURN SWAP CONTRACTS
JPM	Advanced Micro Devices, Inc.	11/27/2021	Pay	(0.600)% + Overnight Banking Rate	Quarterly	(8,654)	(1,311)		(126)
BAML	Advanced Micro Devices, Inc.	12/11/2021	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(21,195)	(1,768,917)		(412,204)
JPM	American Airlines Group, Inc.	9/19/2022	Pay	(0.600)% + Overnight Banking Rate	Quarterly	(70)	(717,060)		(173,605)
GS	Aon plc	5/19/2022	Pay	(0.350)% + U.S. Federal Funds	Monthly	(10,792)	(2,560,663)		(523,660)
BAML	Apollo Global Management, Inc.	4/15/2022	Pay	(0.400)% + 1 Month U.S. LIBOR	Monthly	(13,423)	(486,213)		(26,700)
JPM	Apollo Global Management, Inc.	6/18/2022	Pay	(0.600)% + Overnight Banking Rate	Quarterly	(8,326)	(758,494)		(68,295)
JPM	BHP Group Ltd. (2)(3)	10/3/2022	Pay	(0.650)% + Overnight Banking Rate	Quarterly	(9,814)	(590,585)		108,245
GS	BHP Group Ltd. (2)(3)	10/3/2022	Pay	(0.400)% + U.S. Federal Funds	Monthly	(10,351)	(320,340)		43,859
GS	BHP Group Ltd. - ADR	9/18/2022	Pay	(0.850)% + U.S. Federal Funds	Monthly	(9,010)	(302,381)		40,191
GS	Canadian Pacific Railway Ltd.	5/8/2022	Pay	(0.350)% + U.S. Federal Funds	Monthly	(22,440)	(48,404)		379
JPM	Canadian Pacific Railway Ltd.	10/21/2022	Pay	(0.600)% + Overnight Banking Rate	Quarterly	(738)	(1,539,266)		78,982
GS	II-VI, Inc.	5/12/2022	Pay	(0.350)% + U.S. Federal Funds	Monthly	(8,773)	(663,229)		142,423
JPM	S&P Global, Inc.	2/15/2022	Pay	(0.600)% + Overnight Banking Rate	Quarterly	(5,542)	(885,822)		(119,559)
GS	S&P Global, Inc.	4/8/2022	Pay	(0.350)% + U.S. Federal Funds	Monthly	(2,366)	(1,701,214)		(653,927)
JPM	Zoom Video Communications, Inc.	8/19/2022	Pay	(0.600)% + Overnight Banking Rate	Quarterly	(375)	(143,138)		45,042
									$ (1,752,757)

BAML	- Bank of America Merrill Lynch & Co., Inc.
GS	- Goldman, Sachs & Co.
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
Overnight Banking Rate	- Overnight Banking Funding Rate
plc	- Public Limited Company
REIT	-Real Estate Investment Trust
U.S. Federal Funds	- U.S. Federal Funds
*	There were no upfront premiums paid or received for the open swap contracts held.
**	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).
(1)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
(2)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(3)	Level 3 Security. Please see footnote (l) on the Schedule of Investments for more information.